Concentrations of Risk (Details) - Schedule of Related Net Loans Receivables Balance Percentage of Total Combined Loans Receivables	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer C [Member]
Concentrations of Risk (Details) - Schedule of Related Net Loans Receivables Balance Percentage of Total Combined Loans Receivables [Line Items]
Percentage of total combined loans receivables		59.00%
Customer D [Member]
Concentrations of Risk (Details) - Schedule of Related Net Loans Receivables Balance Percentage of Total Combined Loans Receivables [Line Items]
Percentage of total combined loans receivables	37.40%	15.30%
Customer E [Member]
Concentrations of Risk (Details) - Schedule of Related Net Loans Receivables Balance Percentage of Total Combined Loans Receivables [Line Items]
Percentage of total combined loans receivables	31.60%	13.00%
Customer F [Member]
Concentrations of Risk (Details) - Schedule of Related Net Loans Receivables Balance Percentage of Total Combined Loans Receivables [Line Items]
Percentage of total combined loans receivables	31.00%	12.60%